Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Non-current financial liabilities at fair value through profit or loss		$ 3,207	$ 259,230
Warrant liabilities		$ 3,207
Perfect Class A Ordinary Shares [Member]
Number of shares issued for acquisition		6,764
Open market price of share	$ 8.35